Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating costs and expenses:
General and administrative expenses	$ 2,133	$ 11,588	$ 427	$ 660	$ 12,006	$ 984	$ 14,139	$ 1,411
Total operating costs and expenses	2,133	11,588	427	660	12,006	984	14,139	1,411
Loss from operations	(2,133)	(11,588)	(427)	(660)	(12,006)	(984)	(14,139)	(1,411)
Interest expense	(6)	(6)	(6)	(6)	(12)	(12)	(18)	(18)
Total interest expense	(6)	(6)	(6)	(6)	(12)	(12)	(18)	(18)
Net loss before income tax provision	(2,139)	(11,594)	(433)	(666)	(12,018)	(996)	(14,157)	(1,429)
Income tax provision
Net loss	$ (2,139)	$ (11,594)	$ (433)	$ (666)	$ (12,018)	$ (996)	$ (14,157)	$ (1,429)
Weighted-average common shares outstanding:
Basic (in Shares)	146,741,306	28,979,208	2,500,100	2,500,100	15,667,307	2,500,100	58,368,857	2,500,100
Diluted (in Shares)	146,741,306	28,979,208	2,500,100	2,500,100	15,667,307	2,500,100	58,368,857	2,500,100
Earnings per share:
Basic (in Dollars per share)	$ (0.01)	$ (0.4)	$ (0.17)	$ (0.27)	$ (0.77)	$ (0.4)	$ (0.24)	$ (0.57)
Diluted (in Dollars per share)	$ (0.01)	$ (0.4)	$ (0.17)	$ (0.27)	$ (0.77)	$ (0.4)	$ (0.24)	$ (0.57)